Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	15,277.71
Total Transaction Valuation	110,627,877.52
Total Offset Amount	0.00
Net Fee	$ 15,277.71
Offering Table N/A
Offset Table N/A	N/A